CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (79,969)	$ (122,754)	$ (76,038)
Adjustments for:
Depreciation expenses	90,674	96,641	97,798
Amortization expenses	252	367	579
Impairment losses on property, plant and equipment and other assets	5,798	33,532	1,387
Expected credit loss recognized on trade receivables	597	464	491
(Reversal of) write-down of inventories	(2,315)	4,366	2,460
Share-based payments	2,310	11,644	26,324
Finance costs	14,643	14,135	11,925
Finance income	(1,855)	(3,183)	(2,946)
Loss on disposals of property, plant and equipment	17,567	14,186	1,642
Other (gains) losses	(118)	(28)	615
Gain on financial liabilities at fair value through profit or loss	(2,390)	(28,178)	(16,117)
Share of loss of investments accounted for using equity method	1,322	4,090	1,221
Recognition of provisions	870	4,334	0
Changes in operating assets and liabilities:
Increase in trade receivables	(3,146)	(306)	(1,483)
Decrease in inventories	28,150	3,771	21,709
Decrease in other assets	1,192	3,010	9,741
Decrease in notes and trade payables	(16,660)	(8,766)	(762)
(Decrease) increase in contract liabilities	(4,567)	4,969	(1,359)
Decrease in provisions for product warranty	(1,941)	(5,649)	(2,575)
Decrease in other liabilities	(1,999)	(6,096)	(6,723)
Cash generated from operations	48,415	20,549	67,889
Interest income received	1,855	3,183	2,946
Interest expense paid	(14,341)	(13,785)	(11,682)
Income tax paid	(32)	(97)	(58)
Net cash generated from operating activities	35,897	9,850	59,095
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for acquisitions of property, plant and equipment	(64,997)	(124,420)	(117,816)
Proceeds from disposals of property, plant and equipment	360	1,313	1,549
Payments for acquisitions of intangible assets	(445)	(78)	(466)
Payments for acquisitions of investments accounted for using equity method	(1,000)	0	(18,900)
Refundable deposits received (paid)	397	(283)	(462)
Decrease (increase) in restricted deposits	5,725	(5,257)	(531)
Net cash used in investing activities	(59,960)	(128,725)	(136,626)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of shares (Note 16)	0	75,000	0
Proceeds from bank loans	87,125	33,826	155,069
Repayments of bank loans	(96,807)	(61,550)	(127,221)
Guarantee deposits refunded	(30)	(192)	(62)
Repayments of the principal portion of lease liabilities	(13,325)	(13,270)	(12,635)
Net cash (used in) generated from financing activities	(23,037)	33,814	15,151
Effects of exchange rate changes on cash and cash equivalents	526	28,324	165
NET DECREASE IN CASH AND CASH EQUIVALENTS	(46,574)	(56,737)	(62,215)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	117,148	173,885	236,100
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 70,574	$ 117,148	$ 173,885